Investments (Summary on the main associates and joint ventures) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Total assets	€ 1,444,305	€ 1,339,125	€ 1,340,260
Total liabilities	(1,337,472)	(1,236,426)	(1,241,507)
Total revenue	74,182	74,159	71,896
Total profit	8,207	7,486	7,334
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	63,093	55,791	42,510
Total liabilities	(51,242)	(45,623)	(38,118)
Total revenue	12,536	11,766	11,430
Total profit	1,699	€ 984	€ 935
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Joint ventures [member]
Investment [Line Items]
Total assets	25,789
Total liabilities	(23,072)
Total revenue	3,833
Total profit	330
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Union De Creditos Inmobiliarios SA EFC [Member]
Investment [Line Items]
Total assets	12,318
Total liabilities	(11,905)
Total revenue	345
Total profit	10
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Wizink Bank, S.A.
Investment [Line Items]
Total assets	5,235
Total liabilities	(4,054)
Total revenue	947
Total profit	73
Aggregate Amounts For Entities Accounted For Using The Equity Method [Member] | Aegon Santander Seguros
Investment [Line Items]
Total assets	654
Total liabilities	(424)
Total revenue	382
Total profit	30
Associates [member] | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	37,304
Total liabilities	(28,170)
Total revenue	8,703
Total profit	1,369
Zurich Santander Insurance America S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	16,049
Total liabilities	(15,105)
Total revenue	4,696
Total profit	491
Allianz Popular, S.L. | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	1,053
Total liabilities	(826)
Total revenue	481
Total profit	38
Santander Insurance | Aggregate Amounts For Entities Accounted For Using The Equity Method [Member]
Investment [Line Items]
Total assets	2,161
Total liabilities	(1,852)
Total revenue	843
Total profit	€ 63